Loans and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BNP Paribas [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 520,990
Bank Of Nova Scotia [Member]
IfrsStatementLineItems [Line Items]
Borrowings		478,098
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,976,088	1,821,869
BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings	386,743	381,027
BNB [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 586,525	R$ 193,878